Share-based Compensation Share-based Compensation - Options (Details) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 2.8	$ 1.8	$ 1.0
Accelerated compensation expense	0.2
Proceeds from stock options exercised	0.8	0.7	2.7
Options, Outstanding [Roll Forward]
Options outstanding, beginning of period	2,008,632
Options outstanding, beginning of period, weighted average exercise price	$ 19.76
Options granted in period	251,495
Options granted in period, weighted average exercise price	$ 20.98
Option grants in period, weighted average grant date fair value	$ 9.52	$ 8.13	$ 4.19
Options exercised in period	(52,317)
Options exercised in period, weighted average exercise price	$ 14.74
Options forfeitured in period	(297,369)
Options forfeitured in period, weighted average exercise price	$ 23.20
Options outstanding, end of period	1,910,441	2,008,632
Options outstanding, end of period, weighted average exercise price	$ 19.52	$ 19.76
Exercises in period, total intrinsic value	0.3	0.3	0.4
Options outstanding, weighted average remaining contractual life	5 years 6 months
Options outstanding, intrinsic value	7.5
Options exercisable, number	700,000
Options exercisable, weighted average exercise price	$ 25.75
Options exercisable, weighted average remaining contractual term	2 years 10 months
Options exercisable, intrinsic value	0.6
Options expected to vest, number	1,100,000
Options expected to vest, weighted average exercise price	$ 15.50
Options expected to vest, weighted average remaining contractual term	7 years 1 month
Options expected to vest, aggregate intrinsic value	6.8
Nonvested option awards, total compensation cost not yet recognized	$ 2.4
Nonvested option awards, total compensation cost not yet recognized, period for recognition	1 year 6 months